Cover	Dec. 16, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity File Number	001-39669
Entity Registrant Name	BULL HORN HOLDINGS CORP.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	801 S. Pointe Drive
Entity Address, Address Line Two	Suite TH-1
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	671-3341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Ordinary Share and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Redeemable Warrant
Trading Symbol	BHSEU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BHSE
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	BHSEW
Security Exchange Name	NASDAQ